Short-Term Borrowings (Details) $ in Thousands					6 Months Ended		12 Months Ended
		Sep. 09, 2025 USD ($)	Mar. 13, 2025 USD ($)	Sep. 14, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Sep. 09, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Mar. 13, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Sep. 14, 2024 CNY (¥)
Short-Term Debt [Line Items]
Short term borrowings					$ 31,268		$ 23,438
Principal amounts					3,498						¥ 25,000
Interest expenses					$ 512	$ 583
Percentage of weighted average interest rates					3.08%	3.72%			3.08%
Lines of credit					$ 654
Bank of China Xinyu Branch [Member]
Short-Term Debt [Line Items]
Short term borrowings	[1]				$ 11,192		$ 9,737
Interest rate					2.90%		3.10%
Export-Import Bank of China Jiangxi Branch [Member]
Short-Term Debt [Line Items]
Short term borrowings	[2]				$ 6,086		$ 6,051
Agricultural Bank of China Xinyu Branch [Member]
Short-Term Debt [Line Items]
Short term borrowings	[3]				$ 5,596		$ 3,477
Interest rate					3.10%
Principal amounts					$ 2,099				¥ 15,000
Xingyu Rural Commercial Bank Gaoxin Branch [Member]
Short-Term Debt [Line Items]
Maturity date							Jan. 08, 2025
Jiangxi Yibo [Member]
Short-Term Debt [Line Items]
Short term borrowings		$ 6,086	$ 4,197					¥ 43,500		¥ 30,000
Interest rate		3.00%	2.80%
Maturity date			Feb. 24, 2026
Jiangxi Yibo [Member]
Short-Term Debt [Line Items]
Short term borrowings							$ 9,737				70,000
Jiangxi Yibo [Member] | Export-Import Bank of China Jiangxi Branch [Member]
Short-Term Debt [Line Items]
Short term borrowings				$ 6,051								¥ 43,500
Interest rate				3.10%
Jiangxi Yibo [Member] | Agricultural Bank of China Xinyu Branch [Member]
Short-Term Debt [Line Items]
Short term borrowings					5,596		$ 3,477		40,000		25,000
Interest rate							3.00%
Jiangxi Yibo [Member] | Xingyu Rural Commercial Bank Gaoxin Branch [Member]
Short-Term Debt [Line Items]
Short term borrowings					4,197		$ 4,173		30,000		¥ 30,000
Jiangxi Yibo [Member] | Xingyu Rural Commercial Bank Gaoxin Branch [Member]
Short-Term Debt [Line Items]
Interest rate							3.80%
Jiangxi Leibotai [Member]
Short-Term Debt [Line Items]
Short term borrowings					$ 1,399				¥ 10,000

[1]	As of December 31, 2024, the Jiangxi Yibo had two outstanding bank loans, totaling $9,737 (RMB70,000), from Bank of China Xinyu Branch with an annual interest rate of 3.10%, which matured on July 8, 2025 and July 19, 2025, respectively. These two loans were fully repaid in July 2025. The bank loans were guaranteed by related parties. (See Note 16). For the six months ended June 30, 2025, the Jiangxi Leibotai entered into another bank loan agreement of $1,399 (RMB10,000) with Bank of China Xinyu Branch with an annual interest rate of 2.90% and a maturity date of March 18, 2026.
[2]	On September 14, 2024, the Jiangxi Yibo entered into a bank loan agreement with Export-Import Bank of China Jiangxi Branch in a total amount of $6,051 (RMB43,500) with an annual interest rate of 3.10%, which will mature on September 13, 2025. The loan was guaranteed by Xinyu High-Tech Investment Co., Ltd., a related party of the Group. (See Note 16). The loan was fully repaid in September 2025.
[3]	As of December 31, 2024, the Jiangxi Yibo had an outstanding balance of $3,477 (RMB 25,000) with a maturity date of April 24, 2025 and an annual interest rate of 3.00%. The loan was guaranteed by a related party of the Group and was secured by mortgaging the properties of Jiangxi Yibo. (See Note 16). As of June 30, 2025, the loan was fully repaid upon maturity. For the six months ended June 30, 2025, the Jiangxi Yibo entered into two additional bank loan agreements with Agricultural Bank of China Xinyu Branch, totaling $5,596 (RMB40,000). The loans, with principal amounts of $2,099 (RMB15,000) and $3,498 (RMB25,000) respectively, carry annual interest rates of 3.10% and 3.10% and will mature on December 30, 2025 and April 29, 2026, respectively.